PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER ASSETS
Schedule of current and non-current portions of prepayments and other assets

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Current portion:
Prepayments for licensed copyrights	5,290	20,163	3,236
Prepayments for jointly produced content	—	20,862	3,349
Deposits and prepaid rental fees	1,980	12,225	1,962
Prepaid expenses for bandwidth	1,387	—	—
Prepaid server maintenance fees	1,595	—	—
Others	6,580	11,659	1,871

	16,832	64,909	10,418

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Non-current portion:
Prepayments for licensed copyrights	137,807	187,682	30,125
Deposits for copyrights and rental fees	5,896	24,310	3,902
Others	689	17,193	2,760

	144,392	229,185	36,787